Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2021		2020		2019
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	—	Ps.	7,964	Ps.	178,977
ICA Constructora, S.A. de C.V. (1)		939		90,204		—
Actica Sistemas, S.A. de C.V. (1)		215,772		110,312		—
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		6,787		5,729		3,012
	Ps.	223,498	Ps.	214,209	Ps.	181,989

Schedule of accounts payable with related parties

	December 31,
Payable:	2021		2020		2019
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA”	Ps.	78,939	Ps.	—	Ps.	80,504
Operadora Nacional Hispana, S.A. de C.V.		2,949		5,928		2,527
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		3,508		5,772		5,335
ICA Ingeniería S. A. de C. V.		367		367		1,177
Actica Sistemas, S. de R.L. de C.V.		4,026		3,971		3,972
Autovía Golfo Centro S.A. de C.V.		30,757		16,442		—
GGA Capital, S.A.P.I. de C.V.		110,495		117,845		75,950
ICA Constructora de Infraestructura, S.A. de C.V.		—		—		16,652
ICA Constructora, S. A. de C. V.		27,419		16,564		—
Grupo ICA Constructora. S.A. de C.V.		—		794		794
Controladora de Operaciones de Infraestructura, S.A. de C.V.		10,298		—		—
Grupo Hotelero Santa Fe, S. A. de C. V.		491		21		604
	Ps.	269,249	Ps.	167,704	Ps.	187,515

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2021		2020		2019
Capital Expenditures:
Industrial warehouse	Ps.	7,548	Ps.	100,194	Ps.	43,599
Expenses:
Payments from technical assistance received		133,458		81,164		150,108
Administrative services(1)		23,420		22,453		43,196
Revenues:
Revenues from Leases		2,401		23,828		72
Administrative services		—		190		—
Interests		14,922		28,633		—
Major maintenance of Concesioned Assets:
Maintenance		1,572		813		310
Concessioned Assets
Improvements and Major maintenance		959,489		564,563		553,405